Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: March 28, 2013

DATES
Closing Date	3/28/2013
Collection Period	1
Collection Period Beginning Date	3/01/2013
Collection Period Ending Date	3/31/2013
Payment Date	4/15/2013

I    DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	22.8%	$114,000,000.00	$11,368,703.77	$102,631,296.23
Class A-2 Notes	31.0%	$155,000,000.00	$0.00	$155,000,000.00
Class A-3 Notes	31.4%	$157,000,000.00	$0.00	$157,000,000.00
Class A-4 Notes	11.0%	$55,250,000.00	$0.00	$55,250,000.00
Class B Notes	2.0%	$10,000,000.00	$0.00	$10,000,000.00
Class C Notes	1.8%	$8,754,000.00	$0.00	$8,754,000.00

Total Securities	100.0%	$500,004,000.00	$11,368,703.77	$488,635,296.23

Overcollateralization		$0.00		$485,003.10
Reserve Account Balance		$1,500,037.83		$1,500,037.83
Net Pool Balance		$500,012,609.78		$489,120,299.33

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$114,000,000.00	$12,540.00
Class A-2 Notes	0.45000%	$155,000,000.00	$32,937.50
Class A-3 Notes	0.61000%	$157,000,000.00	$45,224.72
Class A-4 Notes	0.83000%	$55,250,000.00	$21,654.93
Class B Notes	1.21000%	$10,000,000.00	$5,713.89
Class C Notes	1.74000%	$8,754,000.00	$7,192.87

		$500,004,000.00	$125,263.91

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: March 28, 2013

II    AVAILABLE FUNDS

Interest Collections	$1,018,334.40
Principal Collections (Including Repurchases)	$10,892,310.45
Liquidation Proceeds	$0.00
Investment Earnings (to be remitted to servicer with servicing fees)	$0.00

Total Collections	$11,910,644.85

Reserve Account Draw Amount	$0.00

Total Available Funds	$11,910,644.85

III    DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$416,677.17	$416,677.17	$0.00
Class A-1 Notes	$12,540.00	$12,540.00	$0.00
Class A-2 Notes	$32,937.50	$32,937.50	$0.00
Class A-3 Notes	$45,224.72	$45,224.72	$0.00
Class A-4 Notes	$21,654.93	$21,654.93	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$5,713.89	$5,713.89	$0.00
Second Allocation of Principal	$2,129,700.67	$2,129,700.67	$0.00
Class C Note Interest	$7,192.87	$7,192.87	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$485,003.10	$1,515,012.90
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$0.00	$0.00	$0.00

	$13,425,657.75	$11,910,644.85

Principal Payment:
First Allocation of Principal		$0.00
Second Allocation of Principal		$2,129,700.67
Third Allocation of Principal		$8,754,000.00
Regular Principal Distribution Amount		$485,003.10

Total		$11,368,703.77

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: March 28, 2013

IV    POOL INFORMATION

Beginning of Current Period
Pool Balance	$489,120,299.00
Number of Receivables Outstanding	23,621
Weighted Average Contract Rate	2.55
Weighted Average Remaining Term (mos)	57.87

V    OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$0.00
Ending Period Overcollateralization Amount	$485,003.10

Overcollateralization Shortfall	$1,515,012.90

VI    RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII    LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
Liquidation Proceeds for Collection Period	$0.00
Net Losses for Collection Period	$0.00

Periods	$0.00
Pool Balance	0.00000%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	1	$18,293.61
As % of Ending Pool Balance		0.004%

Receivables 60-89 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%

Total Delinquencies	1	$18,293.61
As % of Ending Pool Balance		0.004%